INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components of income tax expense (benefit)	The components of income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
Total current tax expense (benefit)	928	583	255
Total deferred tax expense (benefit)	(1,277)	(151)	731
Total income tax expense (benefit)	(349)	432	986

Effective income tax rate reconciliation	The following table reconciles the expected tax expense (benefit) at the statutory rates applicable in the countries where the Company operates to the total income tax expense (benefit) as calculated:

	Year Ended December 31,
	2018	2017	2016
Net income (loss) (including non-controlling interests)	5,330	4,575	1,734
Income tax expense (benefit)	(349)	432	986
Income (loss) before tax	4,981	5,007	2,720
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries[1]	1,043	1,407	677
Permanent items	(421)	(522)	(5,940)
Rate changes	—	(94)	593
Net change in measurement of deferred tax assets	(1,301)	(281)	5,344
Tax effects of foreign currency translation	(47)	(157)	73
Tax credits	(17)	(66)	(21)
Other taxes	151	90	126
Others	243	55	134
Income tax expense (benefit)	(349)	432	986

1.
Tax expense (benefit) at the statutory rates is based on income (loss) before tax excluding income (loss) from investments in associates and joint ventures.
Schedule of permanent items	Permanent items

	Year Ended December 31,
	2018	2017	2016
Tax deductible write-downs on shares and receivables	(498)	(652)	(5,971)
Juros sobre o Capital Próprio (“JSCP”)	(73)	(4)	(2)
Non taxable gain on bargain purchase	(60)	—	—
Taxable income (tax loss) of AMTFS	47	(34)	20
Taxable dividends	—	65	19
Other permanent items	163	103	(6)
Total permanent items	(421)	(522)	(5,940)

Schedule of other tax item	Others

	Year Ended December 31,
	2018	2017	2016
Tax contingencies/settlements	183	7	149
Prior period taxes	21	(7)	(18)
Others	39	55	3
Total	243	55	134

Disclosure of income tax recorded directly in equity

	Year Ended December 31,
	2018	2017	2016
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Unrealized gain (loss) on derivative financial instruments	380	(77)	(1)
Recognized actuarial gain (loss)	(228)	(42)	(1)
Foreign currency translation adjustments	(106)	(90)	27
	46	(209)	25
Recognized directly in equity on:
Deferred tax expense (benefit)
Others	—	9	—

Total	46	(200)	25

Disclosure of temporary difference, unused tax losses and unused tax credits	The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2018	2017	2018	2017	2018	2017
Intangible assets	29	63	(744)	(869)	(715)	(806)
Property, plant and equipment	271	235	(5,098)	(5,334)	(4,827)	(5,099)
Inventories	286	291	(251)	(179)	35	112
Financial instruments	124	129	(424)	(559)	(300)	(430)
Other assets	460	203	(572)	(336)	(112)	(133)
Provisions	1,728	1,577	(512)	(424)	1,216	1,153
Other liabilities	461	359	(331)	(225)	130	134
Tax losses and other tax benefits carried forward	10,384	9,381	—	—	10,384	9,381
Tax credits carried forward	104	127	—	—	104	127
Untaxed reserves	—	—	(2)	(68)	(2)	(68)
Deferred tax assets / (liabilities)	13,847	12,365	(7,934)	(7,994)	5,913	4,371
Deferred tax assets					8,287	7,055
Deferred tax liabilities					(2,374)	(2,684)
The deferred tax assets recognized by the Company as of December 31, 2018 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	110,769	28,642	10,384	18,258
Tax credits carried forward	722	722	104	618
Other temporary differences	16,923	4,117	3,359	758
Total		33,481	13,847	19,634
The deferred tax assets recognized by the Company as of December 31, 2017 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	111,880	28,569	9,381	19,188
Tax credits carried forward	778	778	127	651
Other temporary differences	17,417	3,978	2,857	1,121
Total		33,325	12,365	20,960
This includes net operating losses and other tax benefits of 7.5 billion primarily related to subsidiaries in Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2019	32	68	100
2020	46	268	314
2021	4	872	876
2022	2	628	630
2023	6	490	496
2024 - 2038	90	5,021	5,111
Total	180	7,347	7,527
Such amount includes tax credits of 568 primarily attributable to subsidiaries in Basque Country in Spain of which 49 recognized and 519 unrecognized, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2019	—	5	5
2020	—	3	3
2021	—	2	2
2022	—	2	2
2023	—	1	1
2024 - 2038	49	506	555
Total	49	519	568